Available-for-sale Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Available-For-Sale Securities [Abstract]
Available-for-sale securities, cost	$ 1,614	$ 1,614
Available-for-sale securities, market value	1,676	1,643
Unrealized gain (loss) on available-for-sale securities	$ 33	$ 57	$ 718
Proceeds from sales of available-for-sale securities			6,864
Available-for-sale securities, gross realized gains			132
Available-for-sale securities, gross realized losses			$ 30
Other than temporary impairment charge, available for sale securities